REVENUE AND COST OF SALES (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Revenue
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Concentrate sales	$9,445	$1,881	$30,423	$1,881
Provisional pricing adjustments	(327)	-	(885)	29
	$9,118	$1,881	$29,538	$1,910

Schedule Of Cost Of Sales
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Production costs	$6,544	$724	$17,378	$724
Stand-by and ramp-up costs	-	-	-	800
Depreciation and depletion	514	319	1,454	1,245
	$7,058	$1,043	$18,832	$2,769